Consolidated Statements of Cash flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Cash flows from operating activities:
Net income	$ 55,410	$ 44,012	$ 99,481
Adjustments to reconcile net income to net cash provided by operating activities :
Vessel depreciation and amortization (Note 5)	62,707	57,476	52,208
Gain from bargain purchase (Note 3)	0	0	(42,256)
Amortization of deferred charges	908	809	405
Amortization of above market acquired charters (Note 6)	14,864	16,000	13,594
Equity compensation expense (Note 13)	34	0	3,528
Gain on interest rate swap agreements (Note 8)	0	0	(4)
Loss on sale of vessels to third parties	0	0	7,073
Accrual on gain on sale of claim (Note 15)	0	0	644
Changes in operating assets and liabilities:
Trade accounts receivable	(92)	1,777	(1,171)
Due from related parties	55	612	(667)
Prepayments and other assets	(2,102)	(463)	(117)
Inventories	(973)	(694)	(407)
Trade accounts payable	1,929	(1,570)	2,066
Due to related parties	4,657	3,811	(3,761)
Accrued liabilities	1,114	178	1,573
Deferred revenue	(2,207)	3,919	(1,852)
Drydocking costs	(2,095)	(590)	(761)
Net cash provided by operating activities	134,209	125,277	129,576
Cash flows from investing activities:
Vessel acquisitions and improvements (Note 5)	(207,937)	(103)	(363,038)
Advances for vessels under construction - related party (Note 5)	0	(30,224)	0
Increase in restricted cash	(2,000)	0	(4,500)
Proceeds from sale of vessels	0	0	32,192
Net cash used in investing activities	(209,937)	(30,327)	(335,346)
Cash flows from financing activities:
Proceeds from issuance of Partnership units (Note 12)	133,327	173,932	195,771
Expenses paid for issuance of Partnership units	(739)	(416)	(3,410)
Repurchase from CMTC and cancellation of Partnership's units (Note 12)	0	(60,000)	0
Proceeds from issuance of long-term debt (Note 7)	115,000	0	129,000
Payments of long-term debt (Note 7)	(121,299)	(5,400)	(4,050)
Loan issuance costs	(1,797)	(41)	(2,879)
Dividends paid (Note 12)	(122,773)	(102,798)	(88,241)
Net cash provided by financing activities	1,719	5,277	226,191
Net (decrease) / increase in cash and cash equivalents	(74,009)	100,227	20,421
Cash and cash equivalents at the beginning of the year	164,199	63,972	43,551
Cash and cash equivalents at the end of the year	90,190	164,199	63,972
Supplemental Cash Flow Information
Cash paid for interest	16,759	16,564	14,845
Non-Cash Investing and Financing Activities
Excess between the fair value of the contracted vessels and the contractual cash consideration (Note 5)	0	36,417	0
Capital expenditures included in liabilities	769	183	103
Offering expenses included in liabilities	0	12	(7)
Capitalized dry docking and deferred costs included in liabilities	1,687	0	628
Acquisition of above market time charter (Note 3)	$ 0	$ 0	$ 97,256